Debt - Debt Refinancing Transactions - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2013	Oct. 01, 2016	Jan. 02, 2016	Dec. 28, 2013	Dec. 27, 2014	Jun. 29, 2013
Debt Instrument [Line Items]
Debt instrument, maturity date			Mar. 31, 2017
Debt instrument, extended maturity date			Mar. 31, 2019
Loss on extinguishment of debt		$ 53,632		$ 41,796
Costs and fees incurred				29,000
Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount of debt	$ 355,000
Debt instrument, maturity date	Jun. 30, 2017
Interest rate on debt instrument	11.25%
Redemption price percentage of principal amount	105.63%
Senior Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount of debt	$ 375,000
Issue price percent	103.50%
Gross proceeds from issuance of debt	$ 388,000
2011 Term Loan [Member]
Debt Instrument [Line Items]
Loss on extinguishment of debt				42,000
Loss on early redemption premium				20,000
Write Off of deferred debt issuance cost				13,000
Costs and fees incurred				9,000
Unamortized debt issuance costs			$ 10,000	$ 6,000	$ 15,000
2011 Term Loan [Member] | Amended 2011 Term Loan [Member]
Debt Instrument [Line Items]
Aggregate principal amount of debt						$ 2,100,000